Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Property, plant and equipment, net	$ 12,546,000	$ 12,507,419	$ 11,138,825
LNG terminal and interconnecting pipeline facilities [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	10,164,000	10,027,111	618,547
LNG site and related costs [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	276,000	275,959	44,725
LNG terminal construction-in-process [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	2,495,000	2,425,226	10,470,577
LNG terminal costs [Member]
Property Plant And Equipment [Line Items]
Accumulated depreciation	(399,000)	(232,451)	(7,416)
Property, plant and equipment, net	12,536,000	12,495,845	11,126,433
Fixed assets [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	21,000	19,083	15,534
Accumulated depreciation	(11,000)	(7,509)	(3,142)
Property, plant and equipment, net	$ 10,000	11,000	$ 12,392
Fixed assets [Member] | Previously Reported [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, net		$ 11,574